NATIONWIDE MUTUAL FUNDS

Nationwide Destination 2010 Fund	Nationwide Destination 2050 Fund
Nationwide Destination 2015 Fund	Nationwide Destination 2055 Fund
Nationwide Destination 2020 Fund	Nationwide Retirement Income Fund
Nationwide Destination 2025 Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Destination 2030 Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Destination 2035 Fund	Nationwide Investor Destinations Moderate Fund
Nationwide Destination 2040 Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Destination 2045 Fund	Nationwide Investor Destinations Conservative Fund

Supplement dated April 30, 2014
to the Statement of Additional Information dated March 1, 2014

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

Effective immediately, the following supplements the information in Appendix C to the SAI:

APPENDIX C – PORTFOLIO MANAGERS

INVESTMENTS IN THE FUNDS

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of March 31, 2014)
Benjamin A. Richer	Nationwide Destination 2010 Fund	None
	Nationwide Destination 2015 Fund	None
	Nationwide Destination 2020 Fund	None
	Nationwide Destination 2025 Fund	None
	Nationwide Destination 2030 Fund	None
	Nationwide Destination 2035 Fund	None
	Nationwide Destination 2040 Fund	None
	Nationwide Destination 2045 Fund	None
	Nationwide Destination 2050 Fund	None
	Nationwide Destination 2055 Fund	None
	Nationwide Retirement Income Fund	None
	Nationwide Investor Destinations Aggressive Fund	None
	Nationwide Investor Destinations Moderately Aggressive Fund	None
	Nationwide Investor Destinations Moderate Fund	None
	Nationwide Investor Destinations Moderately Conservative Fund	None
	Nationwide Investor Destinations Conservative Fund	None

OTHER MANAGED ACCOUNTS

The following chart summarizes information regarding accounts for which each portfolio manager has day-to-day management responsibilities.  Accounts are grouped into the following three categories:  (1) mutual funds; (2) other pooled investment vehicles; and (3) other accounts.  To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is provided separately.

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (as of March 31, 2014)
Nationwide Fund Advisors
Benjamin A. Richer	Mutual Funds: 34 accounts, $28.4 billion total assets Other Pooled Investment Vehicles: 0 accounts, $0 total assets Other Accounts: 0 accounts, $0 total assets

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE